SUPPLEMENT DATED JULY 13, 2012
TO PROSPECTUS DATED MAY 1, 2012
FOR
WRL FREEDOM ELITE BUILDER®
WRL FREEDOM ELITE BUIDER II®
WRL FREEDOM ELITE®
WRL FINANCIAL FREEDOM BUILDER®
WRL XCELERATORSM
WRL FREEDOM EQUITY PROTECTOR®
TO PROSPECTUS DATED MAY 1, 2010
FOR
WRL FORLIFESM
TO PROSPECTUS DATED MAY 1, 2004
FOR
WRL FREEDOM ELITE ADVISORSM
TO PROSPECTUS DATED MAY 1, 1994
FOR
WRL FREEDOM SP+®
TO PROSPECTUS DATED MAY 1, 1989
FOR
THE EQUITY PROTECTOR®
Each An Individual Flexible Premium Variable Life Insurance Policy
and
TO PROSPECTUS DATED MAY 1, 2012
FOR
WRL FREEDOM WEALTH PROTECTORSM
A Joint Survivor Flexible Premium Variable Life Insurance Policy
Issued through
WRL Series Life Account
By
Western Reserve Life Assurance Co. of Ohio

This Supplement modifies certain information contained in your WRL Freedom Elite Builder® (and Associates Policy), WRL Freedom Elite Builder II® ,WRL Freedom Elite®, WRL Financial Freedom Builder®, WRL ForLifeSM, WRL XceleratorSM (and WRL Xcelerator Exec and WRL Xcelerator Focus), WRL Freedom Equity Protector®, WRL Freedom Elite Advisor, WRL Freedom SP+®, The Equity Protector® and/or WRL Freedom Wealth ProtectorSM prospectuses.   Please read it carefully and retain it for future reference.  All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

The following information replaces the information that is contained in your current product prospectus or supplement to your prospectus:

Effective May 1, 2012, the overnight delivery charge is $30.00.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE